Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 143	$ 171	$ 118
Cash payment on acquisition of property, plant and equipment	71	58	73
Depreciation of property, plant and equipment	128	129	$ 109
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	169	148
Motor Vehicles Held For Leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through lease liabilities	7	36
Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	130	65
Cash payment on acquisition of property, plant and equipment	43	11
Secured Bank Loan Financing [Member] | Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	80	18
Leased Properties And Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 143	$ 171